Consolidated Balance Sheets (Ensysce Biosciences, Inc.) (Parenthetical) - $ / shares	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, shares outstanding			0	0
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Common Stock, Shares Authorized			100,000,000	100,000,000
Common Stock, Shares, Outstanding			6,224,268	7,067,422
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Preferred stock, par value	$ 0.000025		$ 0.000025	$ 0.000025
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Common Stock, Par or Stated Value Per Share	$ 0.000025		$ 0.000025	$ 0.000025
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Outstanding	243,790,541		239,465,160	239,465,160
Common Stock, Shares, Issued	243,790,541		239,465,160	239,465,160